UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8031

Seligman Value Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:          (212) 850-1864

Date of fiscal year end:          12/31

Date of reporting period:          3/31/05

FORM N-Q

ITEM	1. SCHEDULE OF INVESTMENTS.

Seligman Large-Cap Value Fund
Schedule of Investments (Unaudited)
March 31, 2005

	Shares or Principal Amount		Value
Common Stocks 99.8%
Aerospace and Defense 6.7%
Honeywell International	210,000	shs.	$ 7,814,100
United Technologies	75,000		7,624,500

			15,438,600

Capital Markets 2.8%
The Bank of New York	220,000		6,391,000

Chemicals 6.5%
Dow Chemical	150,000		7,477,500
Praxair	155,000		7,418,300

			14,895,800

Commercial Banks 6.1%
Bank of America	150,000		6,615,000
U.S. Bancorp	260,000		7,493,200

			14,108,200

Communications Equipment 2.5%
Cisco Systems*	315,800		5,657,557

Computers and Peripherals 2.8%
International Business Machines	70,000		6,396,600

Diversified Financial Services 2.9%
J.P. Morgan Chase	190,000		6,574,000

Food and Staples Retailing 3.1%
Costco Wholesale	160,000		7,080,800

Health Care Equipment and Supplies 5.4%
Baxter International	190,000		6,456,200
Medtronic	116,000		5,910,200

			12,366,400

Health Care Providers and Services 3.5%
HCA	150,000		8,035,500

Industrial Conglomerates 3.4%
General Electric	220,000		7,933,200

Insurance 11.8%
Allstate	140,000		7,568,400
Prudential Financial	92,600		5,315,240
The St. Paul Travelers Companies	180,000		6,611,400
UNUMProvident	450,000		7,659,000

			27,154,040

Machinery 2.5%
Caterpillar	62,300	5,696,712

Multi-Line Retail 4.1%
J.C. Penney	180,000	9,345,600

Multi-Utilities and Unregulated Power 3.2%
AES	450,000	7,371,000

Oil and Gas 8.5%
ChevronTexaco	140,000	8,163,400
Valero Energy	155,000	11,356,850

		19,520,250

Paper and Forest Products 3.1%
Georgia-Pacific	200,000	7,098,000

Personal Products 2.2%
Avon Products	119,100	5,114,154

Pharmaceuticals 2.7%
Wyeth	145,400	6,132,972

Road and Rail 5.4%
CSX	160,000	6,664,000
Union Pacific	84,000	5,854,800

		12,518,800

Specialty Retail 3.0%
The Gap	320,000	6,988,800

Thrifts and Mortgage Finance 4.0%
Fannie Mae	42,600	2,319,570
Washington Mutual	175,000	6,912,500

		9,232,070

Tobacco 3.6%
Altria Group	125,000	8,173,750

Total Common Stocks		229,223,805

Repurchase Agreement 0.3%
State Street Bank & Trust 2.40%,
dated 3/31/2005, maturing 4/1/2005, in the amount of $625,042, collateralized by: $655,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $646,813	$ 625,000	625,000

Total Investments 100.1%		229,848,805
Other Assets Less Liabilities (0.1)%		(307,865)

Net Assets 100.0%		$ 229,540,940

Seligman Smaller-Cap Value Fund
Schedule of Investments (Unaudited)
March 31, 2005

	Shares or Principal Amount		Value
Common Stocks 99.4%
Aerospace and Defense 1.6%
Cubic	310,000	shs.	$ 5,871,400

Airlines 2.1%
Continental Airlines*	650,000		7,826,000

Beverages 2.4%
Constellation Brands (Class A)*	170,000		8,987,900

Biotechnology 3.8%
Enzon Pharmaceuticals*	550,000		5,585,250
Pharmacopeia Drug Discovery*	76,450		384,543
Protein Design Labs*	490,000		7,817,950

			13,787,743

Building Products 2.2%
York International	210,000		8,227,800

Chemicals 14.2%
Cabot	200,000		6,686,000
Crompton	1,000,000		14,600,000
Hercules*	490,000		7,095,200
Lyondell Chemical	247,500		6,910,200
Minerals Technologies	115,000		7,564,700
NOVA Chemicals	220,000		9,449,000

			52,305,100

Commercial Services and Supplies 9.9%
Brink's	295,440		10,222,224

Korn/Ferry International	500,000		9,515,000

Sotheby's Holdings (Class A)*	550,000		9,328,000

Waste Connections*	210,000		7,297,500

			36,362,724

Communications Equipment 4.1%
Extreme Networks*	1,098,525		6,464,820
Plantronics	225,000		8,568,000

			15,032,820

Computers and Peripherals 1.7%
Brocade Communications Systems*	1,037,354		6,135,949

Containers and Packaging 1.3%
Smurfit-Stone Container*	320,000		4,948,800

Electrical Equipment 1.4%
EnerSys	390,200		5,111,620

Electronic Equipment and Instruments 2.8%
Trimble Navigation*	310,000	10,448,550

Energy Equipment and Services 4.6%
Hanover Compressor*	600,000	7,242,000
Universal Compression Holdings*	260,000	9,846,200

		17,088,200

Food Products 2.2%
Bunge	150,000	8,082,000

Health Care Providers and Services 2.2%
Apria Healthcare Group*	250,000	8,025,000

Hotels, Restaurants and Leisure 4.1%
Ruby Tuesday	350,000	8,501,500
Williams Industries	235,100	6,620,416

		15,121,916

Household Durables 2.2%
Harman International Industries	90,000	7,961,400

Insurance 6.4%
Allmerica Financial*	250,000	8,987,500
W.R. Berkley	150,000	7,440,000
Max Re Capital	125,600	2,947,832
Montpelier Re Holdings	121,000	4,253,150

		23,628,482

IT Services 1.4%
Carreker*	900,000	5,062,500

Machinery 6.3%
Mueller Industries	190,000	5,348,500
Stewart & Stevenson Services	470,000	10,758,300
Terex*	162,700	7,044,910

		23,151,710

Media 1.5%
Cadmus Communications	390,000	5,495,100

Metals and Mining 3.0%
Peabody Energy	240,000	11,126,400

Multi-Line Retail 1.8%
Fred's	375,000	6,436,875

Paper and Forest Products 1.1%
Bowater	110,000	4,143,700

Pharmaceuticals 2.5%
Andrx*	400,000	9,072,000

Road and Rail 2.0%
J.B. Hunt Transport Services	170,000	7,440,050

Semiconductors and Semiconductor Equipment 3.1%
Credence Systems*	900,000	7,177,500
Skyworks Solutions	650,000	4,130,750

		11,308,250

Software 1.2%
Mentor Graphics	330,000	4,519,350

Specialty Retail 4.8%
Blockbuster (Class A)	800,000	7,064,000
Finish Line (Class A)	450,000	10,408,500

		17,472,500

Thrifts and Mortgage Finance 1.5%
Commercial Federal	200,000	5,530,000

Total Common Stocks		365,711,839

Fixed Time Deposit 1.0%
BNP Paribas, Grand Cayman 2.86%, 4/1/2005	$ 3,820,000	3,820,000

Total Investments 100.4%		369,531,839
Other Assets Less Liabilities (0.4%)		(1,510,550)

Net Assets 100.0%		$ 368,021,289

__________

*Non-income producing securities.

Seligman Value Fund Series, Inc.
Notes to Schedules of Investments
March 31, 2005

Organization: — Seligman Value Fund Series, Inc. consists of two separate Funds: Seligman Large-Cap Value Fund (“Large-Cap Value Fund”) and Seligman Smaller-Cap Value Fund (“Smaller-Cap Value Fund”).

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency translations, were as follows:

Fund	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation
Large-Cap Value Fund	$183,358,640	$ 57,889,752	$11,399,587	$46,490,165
Smaller-Cap Value Fund	293,595,365	103,297,697	27,361,223	75,936,474

ITEM	2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM	3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN VALUE FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer
Date:	May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer
Date:	May 25, 2005

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer
Date:	May 25, 2005

SELIGMAN VALUE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.